Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Quantitative Information about Right-of-Use Assets

		Plant and
	Offices	equipment	Total
COST
As of January 1, 2023	2,865	59	$2,924
Additions	—	12	12
Derecognized upon end of lease term	(291)	(46)	(337)
As of December 31, 2023	2,574	25	2,599
Additions	911	—	911
Derecognized upon end of lease term	(2,503)	(13)	(2,516)
As of December 31, 2024	982	12	994
ACCUMULATED DEPRECIATION
As of January 1, 2023	(1,888)	(45)	(1,933)
Provided for the year	(568)	(19)	(587)
Derecognized upon end of lease term	296	50	346
As of December 31, 2023	(2,160)	(14)	(2,174)
Provided for the year	(126)	(21)	(147)
Derecognized upon end of lease term	2,226	28	2,254
As of December 31, 2024	(60)	(7)	(67)
CARRYING VALUES
As of December 31, 2023	$414	$11	$425
As of December 31, 2024	$922	$5	$927

Summary of Right-of-Use-Assets Depreciated Over Lease Term

The right-of-use assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2022	2023	2024
Expense relating to short-term leases	$96	$122	$67
Total cash outflow for leases	$782	$566	$363